Note 16 - Tax Expense	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16	Tax expense

	2020	2019	2018
Tax recognised in profit or loss

Current tax	9,492	7,311	3,783
Income tax - current year	8,969	6,802	2,523
Income tax - prior year (over)/ under provision	(54)	29	1,075
Withholding tax - current year	577	480	580
Withholding tax - prior year overprovision	-	-	(395)

Deferred tax expense	5,681	2,979	3,662
Origination and reversal of temporary differences	5,681	2,979	3,662

Tax expense – recognised in profit or loss	15,173	10,290	7,445

Tax recognised in other comprehensive income
Income tax - current year	-	-	-

Tax expense	15,173	10,290	7,445

Unrecognised deferred tax assets

	2020	2019	2018

Eersteling Gold Mining Company Limited	-	-	4,989
Caledonia Holdings Zimbabwe (Private) Limited	593	421	-
Greenstone Management Services Holdings Limited	376	276	191
Tax losses carried forward	969	697	5,180

Taxable losses do
not
expire for the entities incurring taxable losses within the Group, unless the entities cease trading. Tax losses carried forward relate to Greenstone Management Services Holdings Limited (UK) and Caledonia Holdings Zimbabwe (Private) Limited. The unrecognised tax losses relating to the entity were transferred with the sale of the entity. Deferred tax assets have not
been recognised in these entities as future taxable income is not
deemed probable to utilise these losses against.

Tax paid	2020	2019	January 1, 2019

Net income tax payable at January 1	(163)	(1,538)	(1,145)
Current tax expense	(9,492)	(7,311)	(3,783)
Foreign currency movement	2,580	3,169	46
Tax paid	6,656	5,517	3,344
Net income tax payable at December 31	(419)	(163)	(1,538)

Reconciliation of tax rate	2020	2019	2018

Profit for the year	25,257	50,401	13,756
Total tax expense	15,173	10,290	7,445
Profit before tax	40,430	60,691	21,201

Income tax at Company's domestic tax rate (1)	-	-	-
Tax rate differences in foreign jurisdictions (2)	12,405	16,232	6,465
Effect of income tax calculated in RTGS$ as required by PN26 (3)	2,004	(8,526)	-
Management fee – withholding tax on deemed dividend portion	209	224	337
Management fee – non-deductible deemed dividend	570	652	579
Management fee – withholding tax - current year	123	129	96
Management fee – non-deductible withholding tax - prior year	-	-	(664)
Withholding tax on intercompany dividends	245	128	110
Non-deductible expenditure
- Royalty expenses (4)	-	933	882
- Donations	107	18	14
- Other non-deductible expenditure	177	21	123
Credit export incentive income exemption	(598)	(124)	(1,649)
Change in income tax rate (5)	(287)	-	-
Change in tax estimates
- Zimbabwean income tax	-	29	795
- South African income tax	(54)	63	220
- Other	-	-	61
Change in unrecognised deferred tax losses	272	511	76
Tax expense - recognised in profit or loss	15,173	10,290	7,445

(1)	The tax rate in Jersey, Channel Islands is 0% ( 2019: 0%, 2018: 0% ).
(2)
The effective tax rate of
37.52%
exceeds the statutory tax rates of subsidiaries of the Company, as certain expenditures are incurred by the Company that is not
tax-deductible against taxable income in Zimbabwe and South Africa, where the enacted tax rates are
25.75%
and
28.00%
respectively. Further, Zimbabwean legislation requires the Blanket income taxation calculation to be performed in RTGS$ whereas the functional currency in which the profit before tax is calculated in these consolidated financial statements is in US Dollar; the requirement is further described in point
3
below.

(3)
In
2019
ZIMRA issued
PN26
that was affected retrospectively from
February 22, 2019.
The public notice provided clarity on Section
4
(a) of the Finance Act [Chapter
23.04]
of Zimbabwe, which requires a company earning taxable income to pay tax in the same or other specified currency in which taxable income and revenue is earned. PN
26
clarifies that the calculation of taxable income be performed in RTGS$ and that the payment of the tax be in the ratio of the currency that the taxable income and revenue is earned. The reconciling item reconciles the profit before tax calculated using US Dollars as the functional currency of the Zimbabwean entities to taxable income calculated in RTGS$.

(4)	On August 1, 2019 the Zimbabwean Government announced in the mid-term budget speech that mining royalties will be deductible for income tax purposes. The change came into effect on January 1, 2020.
(5)
On
November 26, 2020
the Zimbabwean Government announced in the
2021
National Budget Statement that the income tax rate will be reduced from
25.75%
to
24.72%
and will take effect in the
2021
fiscal tax year. This resulted in a change in the estimated deferred tax liability.

Recognised deferred tax assets and liabilities

	Assets		Liabilities		Net
	2020	2019	2020	2019	2020	2019

Property, plant and equipment	-	-	(5,409)	(4,195)	(5,409)	(4,195)
Allowance for obsolete stock	13	22	-	-	13	22
Prepayments	-	-	(3)	(4)	(3)	(4)
Unrealised foreign exchange	530	309	-	-	530	309
Trade and other payables	636	739	-	-	636	739
Cash-settled share-based payments	8	5	-	-	8	5
Provisions	60	58	-	-	60	58
Other	18	-	-	-	18	-
Tax assets/ (liabilities)	1,265	1,133	(5,412)	(4,199)	(4,147)	(3,066)
*
The deferred tax liability consists of a deferred tax asset of
$87
(
2019:
$63,
January 1, 2019:
$98
) from the South African operation and a net deferred tax liability of
$4,234
(
2019:
$3,129,
January 1, 2019:
$23,328
) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset.

The amounts are presented as part of Non-current assets and Non-current liabilities in the Statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.

Movement in recognised deferred tax assets and liabilities

	Balance January 1, 2020	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2020

Property, plant and equipment	(4,195)	(7,195)	5,981	(5,409)
Allowance for obsolete stock	22	14	(23)	13
Prepayments	(4)	-	1	(3)
Unrealised foreign exchange	309	732	(511)	530
Trade and other payables	739	674	(774)	639
Cash-settled share-based payments	5	3	-	8
Provisions	58	76	(74)	60
Other	-	15	-	15
Tax (liabilities)/ assets	(3,066)	(5,681)	4,600	(4,147)

	Balance January 1, 2019	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2019

Property, plant and equipment	(24,930)	(4,561)	25,296	(4,195)
Allowance for obsolete stock	258	11	(247)	22
Prepayments	(3)	-	(1)	(4)
Unrealised foreign exchange	34	519	(244)	309
Trade and other payables	486	1,093	(840)	739
Cash-settled share-based payments	13	(9)	1	5
Provisions	852	11	(805)	58
Other	60	(43)	(17)	-
Tax (liabilities)/ assets	(23,230)	(2,979)	23,143	(3,066)